Inventories and Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2024
Inventories and Cost of Sales [Abstract]
Schedule of Inventories and Cost of Sales
	2024		2023	2022

Finished goods	Ps.	1,877,018	1,395,220	1,568,459
Raw materials		272,958	257,686	109,681
Packing material		117,689	130,341	262,480
		2,267,665	1,783,247	1,940,620
Merchandise in transit		237,428	247,286	182,050
	Ps.	2,505,093	2,030,533	2,122,670